Mortgage Loans Held for Sale and Warehouse Lines of Credit - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Cash remitted directly to lender	$ 98,400
Proceeds from sale of mortgage loans held for sale	14,800	$ 3,042,526	$ 12,035,915
Collateral Pledged
Short-Term Debt [Line Items]
Average days loans held for sale		22 days	18 days
Uncollateralized | Company-funded LHFS
Short-Term Debt [Line Items]
Total sales price of LHFS	$ 113,200
Warehouse Agreement Borrowings
Short-Term Debt [Line Items]
Weighted average interest rate (as a percent)		7.43%	6.00%
Compensating balances		$ 18,800	$ 15,000